SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Decrease in prepaid expenses and other current assets		$ 624,747
Net proceeds from initial public offering - stock issuance		624,747
Cash at bank	$ 32,107,599		$ 3,401,817
Share-based compensation expense	53,250	$ 0
Cash maintained in banks covered by deposit insurance regulation	70,550
Cash maintained in banks covered by deposit insurance scheme	64,488
Cash	33,700,000
Working capital	$ 40,800,000
Descriptions of value added tax	The VAT rates applicable to the Company’s PRC subsidiary ranged from 3% to 6%.
Average student dropout rate, percentage		1.00%
Deferred revenue	$ 111,772		154,927
Consulting fees, Descriptions	As a result of performing the above-mentioned services, the Company is entitled to receive 30% to 50% of such student tuitions depending on the universities/colleges and the jointly managed academic programs, which are collected first by Chinese host universities/colleges from enrolled students at the beginning of each academic school year, and then remitted to the Company.
Overseas study consulting service fees descriptions	90% of the consulting service fee collected is non-refundable, and is recognized ratably as revenue over the service period, while 10% of the consulting fee is refundable and is deferred and recognized as revenue when students are successfully admitted by foreign institution and student visas are granted.
Readiness Training Services [Member]
Deferred revenue	$ 31,963		21,257
Smart Campus [Member]
Deferred revenue			27,334
Overseas Study Consulting [Member]
Deferred revenue	$ 79,809		$ 106,336